CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (USD $) In Thousands, except Share data	Total USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Deficit during Development Stage [Member] USD ($)	Convertible Preferred Stock Warrant [Member] USD ($)	Convertible Preferred Stock Warrant [Member] Additional Paid-in Capital [Member] USD ($)	Series A Preferred Stock [Member] USD ($)	Series A Preferred Stock [Member] Common Stock [Member]	Series A Preferred Stock [Member] Additional Paid-in Capital [Member] USD ($)	Series B Preferred Stock [Member] USD ($)	Series B Preferred Stock [Member] Common Stock [Member] USD ($)	Series B Preferred Stock [Member] Additional Paid-in Capital [Member] USD ($)	IPO [Member] USD ($)	IPO [Member] Common Stock [Member] USD ($)	IPO [Member] Additional Paid-in Capital [Member] USD ($)	Private Placement [Member] USD ($)	Private Placement [Member] Common Stock [Member]	Private Placement [Member] Additional Paid-in Capital [Member] USD ($)	Common Stock Warrant [Member] USD ($)	Common Stock Warrant [Member] Common Stock [Member]	Common Stock Warrant [Member] Additional Paid-in Capital [Member] USD ($)	Series A Convertible Preferred Stock [Member] USD ($)	Series A Convertible Preferred Stock [Member] Related-party convertible notes [Member] USD ($)	Series A Convertible Preferred Stock [Member] Convertible Preferred Stock Warrant [Member] USD ($)	Series A Convertible Preferred Stock [Member] Series A Preferred Stock [Member] USD ($)	Series B Convertible Preferred Stock [Member] USD ($)	Series B Convertible Preferred Stock [Member] Related-party convertible notes [Member] USD ($)	Series B Convertible Preferred Stock [Member] Series B Preferred Stock [Member] USD ($)
Temporary equity, Balance at Dec. 31, 2011																							$ 2,471
BALANCE at Dec. 31, 2011	(1,744)		38		(1,782)
Temporary equity, Balance, shares at Dec. 31, 2011																							1,789,618
BALANCE, SHARES at Dec. 31, 2011		3,573,927
Vesting of common stock related to purchase of unvested restricted stock	0	0	0	0	0																		0				0
Vesting of common stock related to purchase of unvested restricted stock, shares		98,958
Issuance of common stock warrants in consideration for services	3		3
Stock-based compensation expense	76		76
Foreign currency translation adjustment	8			8
Net loss	(1,811)				(1,811)
Temporary equity, Balance at Dec. 31, 2012																							2,471
BALANCE at Dec. 31, 2012	(3,468)		117	8	(3,593)
Temporary equity, Balance, shares at Dec. 31, 2012																							1,789,618
BALANCE, shares at Dec. 31, 2012		3,672,885
Conversion of the convertible securities																								3,730
Conversion of the convertible securities, shares																								1,419,959
Issuance of convertible preferred stock for cash, net of issuance costs																							1,791
Issuance of convertible preferred stock for cash, shares																							689,655
Stock-based compensation expense	515		515
Foreign currency translation adjustment	19			19
Net loss	(5,276)				(5,276)
Temporary equity, Balance at Dec. 31, 2013																							7,992
BALANCE at Dec. 31, 2013	(8,210)		632	27	(8,869)
Temporary equity, Balance, shares at Dec. 31, 2013																							3,899,232
BALANCE, SHARES at Dec. 31, 2013		3,672,885
Beneficial conversion feature in related-party convertible notes (unaudited)	2,000		2,000
Repurchase of beneficial conversion feature upon conversion of related-party convertible notes (unaudited)	(2,000)		(2,000)
Conversion of the convertible securities								7,301		7,301	52,321	1	52,320													(7,301)		2,222	(52,321)
Conversion of the convertible securities, shares									3,422,740			7,321,003														(3,422,740)		295,115	(7,321,003)
Issuance of convertible preferred stock for cash, net of issuance costs																											50,099
Issuance of convertible preferred stock for cash, shares																											7,025,888
Repurchase of Series A convertible preferred stock for cash	(3,230)		(788)		(2,442)																		(770)
Repurchase of Series A convertible preferred stock for cash, shares																							(531,208)
Issuance of common stock warrants in consideration for services	307		307
Issuance of common stock upon exercise of warrants						851	851													526		526			79
Issuance of common stock upon exercise of warrants, shares																					352,415				54,716
Issuance of common stock net of issuance costs														92,224	1	92,223	10,000		10,000
Issuance of common stock net of issuance costs, shares															6,000,000			588,235
Issuance of common stock upon exercise of overallotment by underwriters, net of issuance costs	14,229		14,229
Issuance of common stock upon exercise of overallotment by underwriters, net of issuance costs, shares		900,000
Stock-based compensation expense	4,442		4,442
Common stock issued upon exercise of stock options	3		3
Common stock issued upon exercise of stock options, shares		213,021
Foreign currency translation adjustment	(16)			(16)
Net loss	(15,013)				(15,013)
Temporary equity, Balance at Sep. 30, 2014																							0
BALANCE at Sep. 30, 2014	$ 155,735	$ 2	$ 182,046	$ 11	$ (26,324)
Temporary equity, Balance, shares at Sep. 30, 2014																							0
BALANCE, shares at Sep. 30, 2014		22,470,299